LEASES (Tables)	6 Months Ended
Jun. 30, 2025
LEASES
Summary of information related to operating leases

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Assets
Operating lease right-of-use assets	283,645	214,556
Liabilities
Current portion of operating lease liabilities	141,341	125,851
Operating lease liabilities	142,304	88,705
Weighted average remaining lease term (years)	2.2	1.8
Weighted average discount rate	3.9%	3.9%

Summary of information related to operating lease activity

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	109,251	70,021
Expense for short-term leases within 12 months	6,778	27,275
Interest of lease liabilities	6,889	5,012
	122,918	102,308

Summary of maturities of lease liabilities

	As of December 31,	As of June 30,
	2024	2025
	US$
Remainder of 2025	149,975	75,300
2026	93,734	94,124
2027	53,116	53,337
Total undiscounted lease payments	296,825	222,761
Less: imputed interest	(13,180)	(8,205)
Total lease liabilities	283,645	214,556